Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2018
Notes
Nature of Operations and Continuance of Business

1. Nature of Operations and Continuance of Business

Kbridge Energy Corp. (the “Company”) was incorporated under the laws of British Columbia, Canada, on October 23, 2002. The Company is an oil and gas producing company with operations in Alberta Canada and it also provides consulting services to the resource sector.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2018, the Company has a working capital deficit of $1,027,370 and has an accumulated deficit of $3,190,700 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Management intends to obtain additional funding by borrowing from its directors and third parties.